Investments - Schedule of Unrealized and Realized Gains and Losses of Equity Securities (Detail) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Investment [Line Items]
Gross unrealized gains (upward adjustments)	¥ 357,372	$ 51,978
Gross unrealized losses (impairment)	(94,895)	(13,802)
Net unrealized gains and losses on equity securities held	262,477	38,176
Net realized gains on equity securities sold	319,711	46,500
Total net gains recognized in impairment of investments and other income, net	¥ 582,188	$ 84,676